EQUITY - Share Buyback and Treasury Shares (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions																1 Months Ended		12 Months Ended
	Mar. 10, 2022 USD ($) $ / shares shares	Mar. 10, 2022 EUR (€) € / shares shares	Dec. 28, 2021 USD ($) $ / shares shares	Dec. 28, 2021 EUR (€) € / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 EUR (€) € / shares shares	Jul. 05, 2021 USD ($) $ / shares shares	Jul. 05, 2021 EUR (€) € / shares shares	Jun. 17, 2021 USD ($) $ / shares shares	Jun. 17, 2021 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Mar. 03, 2021 EUR (€) € / shares shares	Dec. 15, 2020 shares	Feb. 15, 2019 USD ($) $ / shares shares	Feb. 15, 2019 EUR (€) € / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 30, 2020 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Feb. 11, 2022 USD ($)
Disclosure of reserves within equity [line items]
Share buyback (in shares)			34,100,000	34,100,000	67,400,000	67,400,000	24,500,000	24,500,000	17,800,000	17,800,000	27,100,000	27,100,000		4,000,000	4,000,000	35,636,253	35,636,253
Share buyback			$ 1,000.0	€ 886.0	$ 2,200.0	€ 1,881.0	$ 750.0	€ 630.0	$ 570.0	€ 469.0	$ 650.0	€ 537.0		$ 90.0	€ 80.0	$ 500.0	€ 425.0	$ 5,170.0		$ 500.0	$ 90.0
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)			$ 29.34	€ 25.99	$ 32.64	€ 27.91	$ 30.66	€ 25.77	$ 31.94	€ 26.27	$ 23.97	€ 19.79		$ 22.42	€ 19.89	$ 14.03	€ 11.92
Percentage of stock repurchased during period (in percent)																100.00%	100.00%
Shares issued out of treasury shares (in shares)																		(120,000,000)	(120,000,000)	80,906,149
Treasury shares (in shares)																		71,916,570	71,916,570	22,075,359	9,824,202
Significant shareholders
Disclosure of reserves within equity [line items]
Share buyback (in shares)																		62,200,000	62,200,000
Share buyback																		$ 1,878.0	€ 1,600.0
Potential ordinary share transactions
Disclosure of reserves within equity [line items]
Treasury share repurchase program, authorised amount | $																						$ 1,000.0
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Share buyback (in shares)	7,100,000	7,100,000
Share buyback	$ 214.0	€ 193.0
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)	$ 30.08	€ 27.14
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of reserves within equity [line items]
Shares issued out of treasury shares (in shares)													22,653,933